Deferred Revenue	12 Months Ended
Dec. 31, 2025
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 8 — DEFERRED REVENUE

The following table represents the changes in deferred revenue for the year ended December 31, 2025 and December 31, 2024:

Deferred Revenue
Balance at January 1, 2024 (*)	543
Additions	165
Revenue recognized in the reported period	(568)
Balance at December 31, 2024	140
Additions	236
Increase due to the business combination	281
Revenue recognized in the reported period	(106)
Balance at December 31, 2025 (**)	551

*	Includes only short term deferred revenue in the Company’s consolidated balance sheets as of December 31, 2024 and January 1, 2024.

**	Includes $17 thousand under long term deferred revenue in the Company’s consolidated balance sheets as of December 31, 2025.